Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2022
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001062806
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 22, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2022
Prospectus Date	rr_ProspectusDate	Sep. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A